Note 20 - Business Segments (Details) - Segment Profit or Loss In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2014 Network Service and Systems Integration Business [Member] USD ($)	Mar. 31, 2014 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2012 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2014 ATM Operation Business [Member] USD ($)	Mar. 31, 2014 ATM Operation Business [Member] JPY (¥)	Mar. 31, 2013 ATM Operation Business [Member] JPY (¥)	Mar. 31, 2012 ATM Operation Business [Member] JPY (¥)	Mar. 31, 2014 Intersegment Eliminations [Member] USD ($)	Mar. 31, 2014 Intersegment Eliminations [Member] JPY (¥)	Mar. 31, 2013 Intersegment Eliminations [Member] JPY (¥)	Mar. 31, 2012 Intersegment Eliminations [Member] JPY (¥)
Operating income (loss):
Operating Income (Loss)	$ 55,577	¥ 5,723,312	¥ 7,752,642	¥ 6,353,483	$ 51,221	¥ 5,274,753	¥ 7,629,435	¥ 6,631,476	$ 5,620	¥ 578,794	¥ 239,035	¥ (194,264)	$ 1,264	¥ 130,235	¥ 115,828	¥ 83,729